Global X Funds
600 Lexington Avenue, 20th Fl
New York, NY 10022

December 6, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented on November 14, 2018 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated March 1, 2018, for the Global X Next Emerging & Frontier ETF (the “Fund”).  The purpose of the filing is to submit the 497 filing dated November 14, 2018 (Accession No. 0001432353-18-000156) in XBRL for the Fund.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker